Expense Example, No Redemption - Class ACIS - DWS Health and Wellness Fund	Oct. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 679
3 Years	949
5 Years	1,239
10 Years	2,064
Class C
Expense Example, No Redemption:
1 Year	186
3 Years	632
5 Years	1,104
10 Years	2,213
INST Class
Expense Example, No Redemption:
1 Year	85
3 Years	312
5 Years	558
10 Years	1,263
Class S
Expense Example, No Redemption:
1 Year	85
3 Years	314
5 Years	562
10 Years	$ 1,273